Net Loss Per Share	12 Months Ended
Dec. 31, 2015
Net Loss Per Share
24.	NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the years indicated:

	2013	2014	2015
Net loss attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic	$(2,470)	$(13,431)	$(12,805)

Net loss attributable to China Techfaith Wireless Communication Technology Limited (numerator), diluted	$(2,470)	$(13,431)	$(12,805)

Shares (denominator):
Weighted average ordinary shares outstanding	794,003,193	794,003,193	794,003,193
Effect of dilutive securities:

Weighted average shares used in computing diluted net income per share	794,003,193	794,003,193	794,003,193

Net loss attributable to China Techfaith Wireless Communication Technology Limited per share, basic	$(0.00)	$(0.02)	$(0.02)

Net loss attributable to China Techfaith Wireless Communication Technology Limited per share, diluted	$(0.00)	$(0.02)	$(0.02)

The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 31,961,636, 30,341,636 and 29,381,636 options outstanding as of December 31, 2013, 2014 and 2015, respectively.